Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Operating Loss Carryforwards [Line Items]
Consolidated effective tax rate	(11.00%)	(21.40%)	42.00%
Impact of goodwill write-off	$ 21,889,000	$ 8,216,000
Foreign tax credit carryforwards	2,853,000	14,055,000
Foreign tax credits	2,900,000
Foreign tax credits expire	2013 to 2019
Earnings repatriated from foreign subsidiaries	5,300,000
Undistributed earnings indefinitely reinvested as working capital	11,400,000
Net operating loss and state tax credit carryforwards	13,184,000	23,030,000
Current deferred tax assets	12,100,000
Tax deferred original issue discount			97,200,000
Tax attribute carryforward	13,200,000
Federal deferred tax assets	7,300,000
Acquired net operating loss		4,300,000
Acquired net operating loss, expiration years		2021 through 2024
Net income tax (benefit) expense	(200,000)	(400,000)	100,000
Interest accruals for unrecognized tax benefits	(300,000)	100,000	500,000
Current tax benefit, including interest	16,542,000	3,800,000	40,946,000
Deferred tax expense	10,717,000	1,010,000	13,122,000
Unrecognized tax benefit liability, gross	11,400,000	19,500,000
Unrecognized tax benefit, interest and penalty accruals, gross	3,000,000	3,400,000
Net unrecognized tax benefits	10,100,000
Net interest and penalty accruals	3,000,000
Possible gross unrecognized tax benefit liability could decrease within the next twelve months, minimum	0
Possible gross unrecognized tax benefit liability could decrease within the next twelve months, maximum	7,400,000
Jostens' Canadian subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Acquired net operating loss, expiration years	2023 through 2029
Net operating carryforward	9,300,000
Phoenix Color [Member]
Operating Loss Carryforwards [Line Items]
Acquired net operating loss	0
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Net income tax benefit			800,000
Deferred Tax Assets Noncurrent [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss and state tax credit carryforwards	5,300,000
U.S. federal taxable loss [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		20,100,000
Net operating carryforward	52,500,000
Marketing and Publishing Services [Member]
Operating Loss Carryforwards [Line Items]
Impact of goodwill write-off		$ 23,500,000